ASSET UNDER DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Extractive Industries [Abstract]
Schedule of Asset Under Development

(in thousands of $)	2019	2018
As of January 1	20,000	1,177,489
Additions	372,849	118,942
Transfer to vessels and equipment, net (note 16)	—	(1,296,431)
Transfer from vessels and equipment, net (note 16)	—	20,000
Transfer from other non-current assets (note 17)	31,048	—
Interest costs capitalized	10,351	—
As of December 31	434,248	20,000

Contractual Obligation, Fiscal Year Maturity
As of December 31, 2019, the estimated timing of the outstanding payments in connection with the Gimi conversion are as follows:

(in thousands of $)
Period ending December 31,
2020	349,246
2021	218,704
2022	242,985
2023	102,686
913,621